VIA EDGAR

January 17, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC

ATTN:		Office of Filings, Information and Consumer Services

RE: 		Municipal High Income Fund Inc.
		File No. 33-20507

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the above-referenced Portfolio does not differ from that contained in Post-Effective Amendment No. 9 (the "Amendment") to the Fund's Registration Statement on Form N-2. This Amendment was filed electronically on January 13, 1997 and became effective on January 15, 1997.

Any comments on this filing should be directed to me at 212-816-5770.

Please return an electronic transmittal as evidence of your receipt of this filing.


						Very truly yours,


						/s/Michael Kocur
						Michael Kocur
						Vice President and
						Assistant General Counsel